FINANCIAL RISK MANAGEMENT - Currency Exposure (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Assets:
Current Assets		$ 6,686	$ 4,896
Non-current assets		66,283	69,065
Total assets		72,969	73,961
Liabilities:
Current Liabilities		8,377	8,661
Non-current liabilities		39,038	38,909
Total liabilities associated with assets held for sale		47,415	47,570
Redeemable Partnership Units held by Brookfield		2,263	2,408
Non-controlling interest, BIPC exchange units, equity		1,289	1,369
Non-controlling interest, exchange LP units	[1]	72	85
Non-controlling interest, other		16,531	16,796
Net investment attributable to limited partners and general partner		5,399	5,733
USD
Assets:
Current Assets		2,365	1,446
Non-current assets		14,133	13,142
Total assets		16,498	14,588
Liabilities:
Current Liabilities		2,715	2,174
Non-current liabilities		10,230	9,292
Total liabilities associated with assets held for sale		12,945	11,466
Redeemable Partnership Units held by Brookfield		(668)	(463)
Non-controlling interest, BIPC exchange units, equity		(380)	(264)
Non-controlling interest, exchange LP units		(22)	(16)
Non-controlling interest, other		6,217	4,967
Net investment attributable to limited partners and general partner		(1,594)	(1,102)
AUD
Assets:
Current Assets		335	394
Non-current assets		4,299	3,688
Total assets		4,634	4,082
Liabilities:
Current Liabilities		320	462
Non-current liabilities		1,701	1,656
Total liabilities associated with assets held for sale		2,021	2,118
Redeemable Partnership Units held by Brookfield		525	363
Non-controlling interest, BIPC exchange units, equity		299	206
Non-controlling interest, exchange LP units		17	13
Non-controlling interest, other		518	518
Net investment attributable to limited partners and general partner		1,254	864
GBP
Assets:
Current Assets		653	582
Non-current assets		8,092	8,831
Total assets		8,745	9,413
Liabilities:
Current Liabilities		1,169	792
Non-current liabilities		4,663	5,228
Total liabilities associated with assets held for sale		5,832	6,020
Redeemable Partnership Units held by Brookfield		536	664
Non-controlling interest, BIPC exchange units, equity		305	377
Non-controlling interest, exchange LP units		17	23
Non-controlling interest, other		776	749
Net investment attributable to limited partners and general partner		1,279	1,580
BRL
Assets:
Current Assets		737	772
Non-current assets		4,489	5,848
Total assets		5,226	6,620
Liabilities:
Current Liabilities		494	1,307
Non-current liabilities		3,026	2,931
Total liabilities associated with assets held for sale		3,520	4,238
Redeemable Partnership Units held by Brookfield		313	391
Non-controlling interest, BIPC exchange units, equity		178	222
Non-controlling interest, exchange LP units		10	14
Non-controlling interest, other		460	825
Net investment attributable to limited partners and general partner		745	930
CAD
Assets:
Current Assets		962	775
Non-current assets		21,977	22,576
Total assets		22,939	23,351
Liabilities:
Current Liabilities		2,063	2,743
Non-current liabilities		11,765	11,531
Total liabilities associated with assets held for sale		13,828	14,274
Redeemable Partnership Units held by Brookfield		846	703
Non-controlling interest, BIPC exchange units, equity		482	400
Non-controlling interest, exchange LP units		27	25
Non-controlling interest, other		5,737	6,275
Net investment attributable to limited partners and general partner		2,019	1,674
EUR
Assets:
Current Assets		72	67
Non-current assets		1,190	1,272
Total assets		1,262	1,339
Liabilities:
Current Liabilities		40	40
Non-current liabilities		142	154
Total liabilities associated with assets held for sale		182	194
Redeemable Partnership Units held by Brookfield		239	254
Non-controlling interest, BIPC exchange units, equity		136	145
Non-controlling interest, exchange LP units		8	9
Non-controlling interest, other		128	132
Net investment attributable to limited partners and general partner		569	605
COP
Assets:
Current Assets		200	216
Non-current assets		989	1,061
Total assets		1,189	1,277
Liabilities:
Current Liabilities		151	161
Non-current liabilities		535	522
Total liabilities associated with assets held for sale		686	683
Redeemable Partnership Units held by Brookfield		15	21
Non-controlling interest, BIPC exchange units, equity		9	12
Non-controlling interest, exchange LP units		0	1
Non-controlling interest, other		442	512
Net investment attributable to limited partners and general partner		37	48
PEN
Assets:
Current Assets		127	98
Non-current assets		1,202	1,132
Total assets		1,329	1,230
Liabilities:
Current Liabilities		10	17
Non-current liabilities		616	561
Total liabilities associated with assets held for sale		626	578
Redeemable Partnership Units held by Brookfield		30	28
Non-controlling interest, BIPC exchange units, equity		17	16
Non-controlling interest, exchange LP units		1	1
Non-controlling interest, other		584	541
Net investment attributable to limited partners and general partner		71	66
INR
Assets:
Current Assets		1,150	463
Non-current assets		9,288	10,836
Total assets		10,438	11,299
Liabilities:
Current Liabilities		1,325	857
Non-current liabilities		6,226	6,876
Total liabilities associated with assets held for sale		7,551	7,733
Redeemable Partnership Units held by Brookfield		305	323
Non-controlling interest, BIPC exchange units, equity		174	184
Non-controlling interest, exchange LP units		10	11
Non-controlling interest, other		1,669	2,277
Net investment attributable to limited partners and general partner		729	771
NZD & Other
Assets:
Current Assets		85	83
Non-current assets		624	679
Total assets		709	762
Liabilities:
Current Liabilities		90	108
Non-current liabilities		134	158
Total liabilities associated with assets held for sale		224	266
Redeemable Partnership Units held by Brookfield		122	124
Non-controlling interest, BIPC exchange units, equity		69	71
Non-controlling interest, exchange LP units		4	4
Non-controlling interest, other		0	0
Net investment attributable to limited partners and general partner		$ 290	$ 297

[1]	Includes non-controlling interest attributable to Exchange LP Units and BIPC Exchangeable LP Units. Refer to Note 1, Organization and Description of the Business, for further details.